Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure
Minimum capital requirements	kr 8,377	kr 8,074
Parent Company
Disclosure of credit risk exposure
EAD	394,025	416,222
Risk exposure amount	104,714	100,926
Minimum capital requirements	8,377	8,074
Parent Company | Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	4,296	3,114
Risk exposure amount	4,283	3,089
Minimum capital requirements	343	247
Parent Company | Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	4,219	3,012
Risk exposure amount	4,206	2,987
Minimum capital requirements	337	239
Parent Company | Credit risk | Standardized approach | Default exposures
Disclosure of credit risk exposure
EAD	77	102
Risk exposure amount	77	102
Minimum capital requirements	6	8
Parent Company | Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	389,729	413,108
Risk exposure amount	92,318	90,504
Minimum capital requirements	7,385	7,240
Parent Company | Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD	211,650	242,609
Risk exposure amount	9,416	11,018
Minimum capital requirements	753	882
Parent Company | Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	33,236	33,299
Risk exposure amount	6,580	6,356
Minimum capital requirements	526	508
Parent Company | Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	144,559	136,849
Risk exposure amount	76,038	72,779
Minimum capital requirements	6,083	5,822
Parent Company | Credit risk | IRB approach | Non-credit-obligation assets
Disclosure of credit risk exposure
EAD	284	351
Risk exposure amount	284	351
Minimum capital requirements	23	28
Parent Company | Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	7,127	6,355
Risk exposure amount	2,167	2,022
Minimum capital requirements	173	162
Parent Company | Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	7,315	6,112
Risk exposure amount	5,757	4,412
Minimum capital requirements	461	353
Parent Company | Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	2,490	2,565
Minimum capital requirements	199	205
Parent Company | Currency risk
Disclosure of credit risk exposure
Risk exposure amount	1,174	800
Minimum capital requirements	94	64
Parent Company | Commodity risk
Disclosure of credit risk exposure
Risk exposure amount	7	19
Minimum capital requirements	1	2
Parent Company | Operational risk
Disclosure of credit risk exposure
Risk exposure amount	4,442	3,949
Minimum capital requirements	kr 355	kr 316